INVENTORY (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Details
Raw materials		$ 91,814	$ 118,546
Finished product	59,209	184,830	178,445
Total	$ 59,209	$ 276,644	$ 296,991